Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
- OPERATING ACTIVITIES
Net income for the year	$ 5,872	$ 10,537
Items not affecting cash:
Depletion and depreciation and financing amortization	30,091	30,723
Mineral, royalty and other interests impairments	4,475	9,104
Deferred income tax expense	1,542	3,209
Share based payments	3,858	3,785
Unrealized foreign exchange loss (gain)	2,005	(2,122)
Loss (gain) on mineral interest disposal and other	263	(5,433)
(Gain) on revaluation of investments	(31)	(5,827)
Changes in non-cash working capital	(1,493)	797
Cash flow from (used in) operating activities	46,582	44,773
- INVESTING ACTIVITIES
Acquisition of mineral, royalty and other interests	(46,031)	(4,409)
Proceeds from disposal of investments and other	24,770	14,352
Acquisition of investments and other	(13,030)	(4,761)
Investment in Hod Maden interest	(1,979)	(584)
Proceeds from disposal of mineral, royalty and other interests	0	3,600
Acquisition of Mariana Resources Limited	0	(48,299)
Cash flow from (used in) investing activities	(36,270)	(40,101)
- FINANCING ACTIVITIES
Redemption of common shares (normal course issuer bid)	(20,464)	(17,729)
Bank debt drawn	16,000	16,000
Bank debt repaid	(16,000)	(16,000)
Proceeds on exercise of warrants, options and other	3,313	2,605
Cash flow from (used in) financing activities	(17,151)	(15,124)
Effect of exchange rate changes on cash and cash equivalents	192	1,557
Net (decrease) in cash and cash equivalents	(6,647)	(8,895)
Cash and cash equivalents - beginning of the year	12,539	21,434
Cash and cash equivalents - end of the year	$ 5,892	$ 12,539